SUBSEQUENT EVENTS Subsequent Events (Details) - USD ($)		2 Months Ended	3 Months Ended			12 Months Ended
	Aug. 18, 2016	Aug. 29, 2016	Sep. 23, 2015	Jun. 24, 2015	Mar. 25, 2015	Jun. 29, 2016	Jun. 24, 2015	Jun. 25, 2014
Subsequent Event [Line Items]
Payments for Repurchase of Common Stock						$ 284,905,000	$ 306,255,000	$ 239,597,000
Increase in share repurchase program			$ 250,000,000
Remaining authorized share purchases, amount						$ 333,000,000
Dividends per share						$ 1.28	$ 1.12	$ 0.96
Subsequent Event [Member]
Subsequent Event [Line Items]
Treasury Stock, Shares, Acquired		699,000
Payments for Repurchase of Common Stock		$ 33,700,000
Shares Paid for Tax Withholding for Share Based Compensation		51,000
Payments Related to Tax Withholding for Share-based Compensation		$ 2,800,000
Dividends Payable, Date Declared	Aug. 18, 2016
Dividends per share	$ 0.34
March 2015 Revised Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Proceeds from Lines of Credit				$ 38,000,000.0	$ 345,800,000.0	$ 256,500,000.0
Repayments of Lines of Credit						$ 110,000,000
March 2015 Revised Revolving Credit Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Lines of Credit		70,000,000.0
Repayments of Lines of Credit		$ 20,000,000